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American Funds Preservation Portfolio
American Funds® Preservation Portfolio
Prospectus Supplement October 1, 2023

For the following series with prospectuses dated January 1, 2023 (as supplemented to date):

American Funds College Target Date Series®

American Funds® Portfolio Series

American Funds® Tax-Aware Conservative Growth and Income Portfolio

American Funds® Preservation Portfolio

American Funds® Tax-Exempt Preservation Portfolio

American Funds Target Date Retirement Series®

2. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section for the American Funds Preservation Portfolio within the American Funds Portfolio Series is amended to read as follows:

[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Keep this supplement with your prospectus.